Restatement of Financial Statements (Details) - Schedule of balance sheet - USD ($)	Sep. 30, 2021	Jul. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Jan. 06, 2021	Dec. 31, 2020	Jun. 23, 2020
Balance Sheet
Total assets	$ 381,657,134	$ 7,025,555			$ 173,087
Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Equity
Total liabilities	1,678,414	7,846,134			176,567
Stockholders' Equity:
Preferred stock	0				0
Common stock	246,381	1			200,000
Additional paid-in captial	384,508,122	4			(199,995)
Accumulated deficit	(3,085,432)	(820,584)			(3,480)
Total stockholders' equity	379,978,720	(820,579)	$ (664,244)		(3,480)
Total Liabilities and Stockholders' Equity	$ 381,657,134	$ 7,025,555			173,087
GOOD WORKS ACQUISITION CORP. [Member]
Balance Sheet
Total assets			170,407,906				$ 171,601,077
Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Equity
Total liabilities			1,118,269				252,458
Stockholders' Equity:
Preferred stock
Common stock			4,478				4,478
Additional paid-in captial			1,451,172				1,451,172
Accumulated deficit			(2,166,013)				(107,031)
Total stockholders' equity			(710,363)	$ 333,108			1,348,619
Total Liabilities and Stockholders' Equity			170,407,906				171,601,077
As Previously Reported
Stockholders' Equity:
Common stock					1
Additional paid-in captial					$ 4
As Previously Reported | GOOD WORKS ACQUISITION CORP. [Member]
Balance Sheet
Total assets							171,601,077
Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Equity
Total liabilities							252,458
Common stock subject to possible redemption							166,348,609
Stockholders' Equity:
Preferred stock							0
Common stock							4,843
Additional paid-in captial							5,102,198
Accumulated deficit							(107,031)
Total stockholders' equity			(710,363)	333,108			5,000,010	0
Total Liabilities and Stockholders' Equity							171,601,077
Adjustment | GOOD WORKS ACQUISITION CORP. [Member]
Balance Sheet
Total assets							0
Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Equity
Total liabilities							0
Common stock subject to possible redemption							3,651,391
Stockholders' Equity:
Preferred stock							0
Common stock							(365)
Additional paid-in captial							(3,651,026)
Accumulated deficit							0
Total stockholders' equity			0	0			(3,651,391)	0
Total Liabilities and Stockholders' Equity							0
As Restated | GOOD WORKS ACQUISITION CORP. [Member]
Balance Sheet
Total assets							171,601,077
Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Equity
Total liabilities							252,458
Common stock subject to possible redemption							170,000,000
Stockholders' Equity:
Preferred stock							0
Common stock							4,478
Additional paid-in captial							1,451,172
Accumulated deficit							(107,031)
Total stockholders' equity			$ (710,363)	$ 333,108			1,348,619	$ 0
Total Liabilities and Stockholders' Equity							$ 171,601,077